OTHER PROVISIONS	12 Months Ended
Dec. 31, 2025
Other provisions [abstract]
OTHER PROVISIONS

17       OTHER PROVISIONS

	Long-term employee benefits	Provision for legal claims	Deferred consideration (NSR)	CVR	Total
At December 31, 2022	13,015	524	-	-	13,539
Periodic service and finance cost (Note 24)	1,032	-	-	-	1,032
Change in provision for the year	841	148	-	-	989
Actuarial changes	(774)	-	-	-	(774)
Settlement during the year	(2,150)	-	-	-	(2,150)
At December 31, 2023	11,964	672	-	-	12,636
Periodic service and finance cost (Note 24)	1,045	-	-	-	1,045
Change in provision for the year	789	2,612	-	-	3,401
Actuarial changes	1,695	-	-	-	1,695
Settlement during the year	(1,633)	-	-	-	(1,633)
At December 31, 2024	13,860	3,284	-	-	17,144
Periodic service and finance cost	2,487	-	-	-	2,487
Addition of CVR (Note 5 (a))	-	-	-	9,120	9,120
Change in provision for the period	-	2,248	-	2,417	4,665
Acquisition of MSG (Note 5 (b))	2,048	35,954	23,643	-	61,645
Actuarial changes	324	-	-	-	324
Settlement during the year	(3,159)	-	-	-	(3,159)
Foreign exchange	-	-	-	445	445
At December 31, 2025	15,560	41,486	23,643	11,982	92,671

The amount of $ 35,954 recognized in connection with the acquisition of MSG was measured at fair value as of the acquisition date and primarily relates to environmental and regulatory matters, including obligations arising from licensing requirements, compliance procedures, potential claims from regulatory authorities, and commitments assumed under a structural Conduct Adjustment Agreement entered into with the State of Goiás and the Public Prosecutor’s Office of the State of Goiás. The Conduct Adjustment Agreement establishes a set of measures, deadlines and monitoring requirements to support the continuation of MSG’s operations while the environmental licensing integration process is concluded, including commitments related to environmental mitigation, remediation and socio-environmental initiatives. The remaining balance mainly relates to provisions for legal claims, primarily related to tax matters.

Long-term employee benefits liability exists as a result of a legal requirement in Honduras pursuant to which the Company is obligated to pay a severance payment based on the years of service provided by an employee without regard to the cause of termination. The main assumptions used on the long term employee benefit calculation for the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Discount Rates	7.75%	6.00%
Salary Increase Rate	7.50%	7.50%
Long Term Inflation	5.00%	5.00%